Finance lease obligations (Narrative) (Details) - Finance lease obligations [Member]	Dec. 31, 2018
Bottom of range [Member]
Statements [Line Items]
Borrowings, interest rate	1.95%
Top of range [Member]
Statements [Line Items]
Borrowings, interest rate	4.45%